UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/29/01

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			November 3,
2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	38

Form 13F Information Table Value Total: 	$133521
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	5446	138243	SH		SOLE		20800
	0	117443
AMERICAN POWER CONVERSION	COM	029066107	4480	284479	SH
	SOLE		41100	0	243379
AMGEN INC	COM	031162100	5212	85906	SH		SOLE		17800
	0	68106
BJ'S WHOLESALE CLUB	COM	05548J106	6290	131460	SH		SOLE
	19300	0	112160
BOEING CO.	COM	097023105	428	7700	SH		SOLE		0	0
	7700
CHUBB CORP.	COM	171232101	4866	62844	SH		SOLE
	10400	0	52444
CISCO SYSTEMS, INC.	COM	17275R102	3371	185268	SH		SOLE
	35600	0	149668
CITIGROUP INC.	COM	172967101	316	5992	SH		SOLE		0
	0	5992
COSTCO WHOLESALE CORP.	COM	22160K105	552	13460	SH
	SOLE		0	0	13460
DANAHER CORP.	COM	235851102	5097	91032	SH		SOLE
	14800	0	76232
DUKE ENERGY CORP.	COM	264399106	249	6400	SH		SOLE
	0	0	6400
EMC CORP.	COM	268648102	2699	92307	SH		SOLE		19500
	0	72807
EL PASO CORP.	COM	28336L109	4225	80419	SH		SOLE
	13776	0	66643
ELI LILLY & CO.	COM	532457108	4890	66081	SH		SOLE
	11660	0	54421
FANNIE MAE 	COM	313586109	272	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4942	125281	SH
	SOLE		22800	0	102481
GENERAL ELECTRIC COMPANY	COM	369604103	4896	100451	SH
	SOLE		14400	0	86051
HOMESTORE.COM	COM	437852106	218	6250	SH		SOLE		0
	6250
J.P. MORGAN CHASE & CO. INC.	COM	46625H100	4183	93789	SH
	SOLE		17700		76089
JOHNSON & JOHNSON	COM	478160104	6193	123866	SH		SOLE
	16600	0	107266
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	5657	73249	SH
	SOLE		12400	0	60849
LIBERATE TECHNOLOGIES	COM	530129105	118	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	5224	14101	SH
	SOLE		27200		-13099
LUCENT TECHNOLOGIES INC.	COM	549463107	1343	216325	SH
	SOLE		24100	0	192225
MERCK & CO., INC.	COM	589331107	4416	69110	SH		SOLE
	13200	0	55910
NOBLE DRILLING CO.	COM	655042109	3520	107487	SH		SOLE
	17000		90487
NORSK HYDRO A/S SPONS ADR	COM	656531605	4871	114079	SH
	SOLE		24000	0	90079
OXFORD HEALTH PLANS	COM	691471106	4180	146180	SH		SOLE
	24900		121280
PFIZER INC.	COM	717081103	338	8448	SH		SOLE		0
	0	8448
PROCTOR & GAMBLE CO.	COM	742718109	4633	72622	SH		SOLE
	13500	0	59122
QUALCOMM INC.	COM	747525103	4557	77938	SH		SOLE
	13400	0	64538
SAFEWAY INC.	COM	786514208	4556	94922	SH		SOLE
	16700	0	78222
STAPLES, INC.	COM	855030102	296	18550	SH		SOLE
	18400	0	150
STRYKER CORP.	COM	863667101	5295	96543	SH		SOLE
	18000	0	78543
SUN MICROSYSTEMS, INC.	COM	866810104	4030	256395	SH
	SOLE		39200	0	217195
TYCO INTERNATIONAL LTD.	COM	902124106	5106	93674	SH
	SOLE		14500	0	79174
UNISYS CORP.	COM	909214108	4787	325478	SH		SOLE
	58000	0	267478
WELLS FARGO CO.	COM	949746101	218	4700	SH		SOLE		0
	0	4700
YAHOO! INC.	COM	984332106	1551	77636	SH		SOLE
	11100	0	66536